SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about operating lease (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Lease liabilities recognized	$ 3,532
IFRS 16 [Member]
Significant Accounting Policies [Line Items]
Operating lease commitment at December 31, 2018 as disclosed in the Corporation's 2018 consolidated financial statements		$ 7,401
Discounted using the incremental borrowing rate at January 1, 2019		6,573
Recognition exemption for leases of low-value assets		(6)
Extension options reasonably certain to be exercised		365
Certain costs for which the Corporation is contractually committed under lease contracts but are not accounted for as a lease liability, such as variable lease payments not tied to an index or rate		(2,457)
Lease liabilities recognized		$ 4,475